Empower High Yield Bond Fund Investment Strategy - Empower High Yield Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in below investment grade securities (commonly known as “high yield securities” or “junk bonds”). Below investment grade securities are those rated Ba1 or lower by Moody’s Investors Service, Inc. (“Moody's”), BB+ or lower by Standard & Poor’s Global Ratings (“S&P”), have a comparable rating from another nationally recognized statistical rating organization, or are of a comparable quality if unrated and no more than 35% of the Fund’s total assets may be invested in securities that have below a B3/B- rating. The Fund will invest primarily in fixed or floating rate income securities, such as corporate bonds, convertible securities, bank loans (term and revolving), zero coupon bonds and Rule 144A fixed income securities.Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities. The Fund may invest in foreign securities and up to 20% of its total assets may be invested in securities not denominated in U.S. dollars. The Fund may invest in derivatives, including but not limited to forward currency contracts; futures and options on securities, securities indices or currencies; options on these futures; credit default swaps and credit default swap indices; and interest rate or currency swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (the “Sub-Adviser” or “Franklin”). Franklin’s investment approach combines a top-down, macroeconomic overview with strong fundamental credit research, which provides sector-specific coverage across the full credit rating spectrum and capital structure.